Derivative and firm commitment assets and liabilities	12 Months Ended
Dec. 31, 2024
Derivative and firm commitment assets and liabilities
Derivative and firm commitment assets and liabilities	5.3. Derivative and firm commitment assets and liabilities
Accounting policies
Fair value
All derivatives are recognized initially at fair value on the date a derivative contract is entered into and subsequently
remeasured at fair value. The method of recognizing
the resulting gain or loss varies according to whether
the derivatives are designated and qualify under
hedge accounting.
Foreign exchange forward contracts are valued at market-
forward exchange rates. Changes in fair value are measured
by comparing these rates with the original contract-forward
rate. Currency options are valued at each reporting date
by using the Garman & Kohlhagen option valuation model.
Interest rate swaps and cross-currency swaps are valued
using the discounted cash flow method.
Hedge accounting
Nokia applies hedge accounting on certain foreign exchange
forward contracts, options or option strategies, and interest rate derivatives. Qualifying options and option strategies
have zero net premium, or a net premium paid. For option
structures, the critical terms of the purchased and written
options are the same and the notional amount of the
written option component is not greater than that of the
purchased option.
In the fair valuation of foreign exchange forward contracts,
Nokia separates the forward element and considers it to be
the cost of hedging for foreign exchange forward contracts.
In the fair valuation of foreign exchange option contracts,
Nokia separates the time value and considers it to be the
cost of hedging for foreign exchange option contracts. In
the fair valuation of cross-currency swaps, Nokia separates
the foreign currency basis spread and considers it to be the cost of hedging for cross-currency swaps.
Hedge effectiveness is assessed at inception and
subsequently on a quarterly basis during the hedge
relationship to ensure that an economic relationship exists.
As Nokia only enters in hedge relationships where the critical terms match, the assessment of effectiveness is done on a
qualitative basis with no significant ineffectiveness expected.
Presentation in the statement of cash flows
The cash flows of a hedge are classified as cash flows from
operating activities in cases where the underlying hedged items relate to Nokia’s operating activities. When a derivative
contract is accounted for as a hedge of an identifiable position relating to financing or investing activities, the cash flows of the contract are classified in the same way as the cash flows of the position being hedged. Cash flows of derivatives used in hedging the foreign exchange risk of Nokia’s cash position are presented in cash flows from investing activities.
Cash flow hedges: hedging of forecast foreign currency
denominated sales and purchases
Nokia applies cash flow hedge accounting primarily to foreign exchange exposure that arises from highly probable forecast
operative business transactions. The risk management strategy is to hedge material net exposures (identified standard net
sales exposure minus identified standard costs exposure) by
using foreign exchange forwards and foreign exchange options in a layered hedging style that follows defined hedging level ranges and hedge maturities in quarterly time buckets. The
hedged item must be highly probable and present an exposure to variations in cash flows that could ultimately affect profit or loss.
For qualifying foreign exchange forwards and foreign exchange options, the change in fair value that reflects the change in spot exchange rates on a discounted basis is recognized in
hedging reserve through other comprehensive income (refer to
Note 5.1. Equity). The changes in the forward element of the foreign exchange forwards and the time value of the options
that relate to hedged items are deferred in the cost of
hedging reserve through other comprehensive income (refer
to Note 5.1. Equity) and are subsequently accounted for in
the same way as the spot element or intrinsic value.
In each quarter, Nokia evaluates whether the forecast
sales and purchases are still expected to occur. If a portion of the hedged cash flow is no longer expected to occur,
the hedge accounting criteria are no longer met and all
related deferred gains or losses are derecognized from
fair value and other reserves and recognized in other
operating income and expenses in the income statement.
If the hedged cash flow ceases to be highly probable, but is still expected to occur, accumulated gains and losses remain in fair value and other reserves until the hedged cash flow
affects profit or loss.
Nokia’s risk management objective is to hedge forecast cash
flows until the related revenue has been recognized. Each
hedge relationship is discontinued during the quarter when
the hedge matures, which is also the quarter that it had
been designated to hedge. At this point, the accumulated
gain or loss of cash flow hedges is reclassified to other
operating income and expenses in the income statement.
In cases where the forecast amount of revenue is not
recognized during a quarter, the full accumulated gain or
loss of cash flow hedges designated for said quarter is still reclassified and the portion related to forecast revenue that was not recognized is disclosed as hedge ineffectiveness.
As cash flow hedges primarily mature in the same quarter
as the hedged item, there is no significant ineffectiveness
resulting from the time value of money. Nokia will validate
the magnitude of the impact of discounting related to the
amount of gain or loss recognized in fair value and other
reserves on a quarterly basis.
Cash flow and fair value hedges: hedging of foreign
exchange risk of future interest cash flows
Nokia also applies cash flow hedging to future interest cash flows in foreign currency related to issued bonds. These
future interest cash flows are hedged with cross-currency
swaps that have been bifurcated and designated partly as
fair value hedges (see Fair value hedges: hedging of interest rate exposure below) to hedge both the foreign exchange
and interest rate benchmark risk component of the issued
bond, and partly as cash flow hedges to hedge the foreign
exchange risk related to the remaining portion of interest
cash flows on the issued bond. The accumulated gain or loss
for the part of these cross-currency swaps designated as
cash flow hedges is initially recorded in hedging reserve
through other comprehensive income and reclassified to
profit or loss at the time when the related interest cash
flows are settled.
Fair value hedges: hedging of interest rate exposure
Nokia applies fair value hedge accounting to reduce
exposure to fair value fluctuations of interest-bearing
liabilities due to changes in interest rates and foreign
exchange rates. Nokia uses interest rate swaps and cross-
currency swaps aligned with the hedged items to hedge
interest rate risk and associated foreign exchange risk.
Nokia has entered into long-term borrowings mainly at fixed
rates and has swapped most of them into floating rates in
line with a defined target interest profile. Nokia aims to
mitigate the adverse impacts from interest rate fluctuations by continuously managing net interest exposure resulting
from financial assets and liabilities by setting appropriate risk management benchmarks and risk limits. The hedged
item is identified as a proportion of the outstanding loans
up to the notional amount of the swaps as appropriate to
achieve the risk management objective. Nokia enters into
interest rate swaps that have similar critical terms to the
hedged item, such as reference rate, reset dates, payment
dates, maturities and notional amount and hence Nokia
expects that there will be no significant ineffectiveness.
Nokia has not entered into interest rate swaps where it
would be paying fixed rates.
Nokia’s borrowings are carried at amortized cost. Changes
in the fair value of derivatives designated and qualifying as fair value hedges, together with any changes in the fair value of hedged liabilities attributable to the hedged risk, are
recorded in financial income and expenses in the income
statement. Nokia separates the foreign currency basis
spread from cross-currency swaps and excludes it from the
hedged risk as cost of hedging that is initially recognized
and subsequently measured at fair value and recorded in
the cost of hedging reserve through other comprehensive
income. If a hedge relationship no longer meets the criteria for hedge accounting, hedge accounting ceases, the cost
of hedging recorded in the cost of hedging reserve is
immediately expensed and any fair value adjustments
made to the carrying amount of the hedged item while the
hedge was effective are recognized in financial income and
expenses in the income statement based on the effective
interest method.
Fair value hedges: hedging of foreign exchange exposure
In certain cases, related to long-term construction projects within the Submarine Networks business which is presented
as discontinued operations, Nokia applied fair value hedge
accounting for foreign exchange risk with the objective to
reduce the exposure to fluctuations in the fair value of firm commitments due to changes in foreign exchange rates. The
change in fair value that reflect the change in spot exchange rates of the foreign exchange forwards designated and
qualifying as fair value hedges, together with any changes in the fair value of the hedged firm commitments attributable
to the hedged risk, were recorded in financial income and
expenses in discontinued operations.
At the end of the hedge relationship, the accumulated changes in the spot element of qualifying fair value hedges were
recorded as adjustments to net sales or cost of sales in
discontinued operations according to the hedge designation.
The changes in the forward element of the foreign exchange
forwards that relate to hedged items were deferred in the
cost of hedging reserve through other comprehensive income
and reclassified to other operating income and expenses in
discontinued operations at the end of the hedge relationship.
Hedges of net investments in foreign operations
Nokia applies hedge accounting for its foreign currency
hedging of selected net investments. The hedged item can
be an amount equal to or less than the carrying amount of
the net assets of the foreign operation in the statement of
financial position. The risk management strategy is to protect the euro counter value of the portion of this exposure
expected to materialize as non-euro cash repatriation in the foreseeable future.
For qualifying foreign exchange forwards, foreign exchange
options and option strategies, the change in fair value that reflects the change in spot exchange rates is recognized in
translation differences in shareholders’ equity (refer to Note
5.1. Equity). The changes in the forward element of foreign
exchange forwards as well as the changes in the time value
of options (collectively known as the “cost of hedging”) is
recognized in the cost of hedging reserve through other
comprehensive income. The cost of hedging at the date of
designation of the foreign exchange forward or option contract as a hedging instrument is amortized to financial income and expenses in the income statement over the duration of the
contract. Hence, in each reporting period, the change in fair value of the forward element of the foreign exchange forward contract or the time value of the option contract is recorded in the cost of hedging reserve through other comprehensive
income, while the amortization amount is reclassified from
the cost of hedging reserve to profit or loss.
The cumulative amount or proportionate share of changes
in the fair value of qualifying hedges deferred in translation differences is recognized as gain or loss on disposal of all or part of a foreign subsidiary.
Derivatives not designated in hedge accounting
relationships carried at fair value through profit and loss
For derivatives not designated under hedge accounting, but
hedging identifiable forecast exposures such as anticipated
foreign currency denominated sales and purchases, the
gains and losses are recognized in other operating income
and expenses in the income statement. The gains and losses
on all other derivatives not designated under hedge
accounting are recognized in financial income and expenses.
Embedded derivatives included in contracts are identified
and monitored by Nokia. For host contracts that are not
financial assets containing embedded derivatives that are
not closely related, the embedded derivatives are separated
and measured at fair value at each reporting date with
changes in fair value recognized in financial income and
expenses in the income statement. For host contracts that
are financial assets containing embedded derivatives, the
whole contract is measured at fair value at each reporting
date with changes in fair value recognized in financial
income and expenses in the income statement.
Derivatives and firm commitments

	2024				2023
	Assets		Liabilities		Assets		Liabilities
EURm	Fair value(1)	Notional(2)	Fair value(1)	Notional(2)	Fair value(1)	Notional(2)	Fair value(1)	Notional(2)
Cash flow hedges
Foreign exchange forward contracts	7	381	(19)	733	26	1 206	(19)	1 039
Currency options bought	—	90	—	—	3	466	—	—
Currency options sold	—	—	—	—	—	—	—	23
Fuel hedges	—	—	—	—	—	—	(1)	50
Cash flow and fair value hedges(3)
Cross-currency swaps	15	241	(97)	722	—	—	(144)	905
Fair value hedges
Interest rate swaps	28	1 130	(10)	792	24	1 195	(28)	1 105
Foreign exchange forward contracts	—	—	—	—	14	627	(59)	1 337
Firm commitments	—	—	—	—	22	1 788	(9)	434
Hedges on net investment in foreign subsidiaries
Foreign exchange forward contracts	3	527	(8)	971	6	1 111	—	81
Derivatives not designated in hedge accounting relationships carried at fair value through profit and loss
Foreign exchange forward contracts	110	7 129	(165)	6 124	58	6 889	(35)	6 012
Currency options bought	15	770	—	—	—	10	—	—
Embedded derivatives(4)	19	996	—	—	3	620	—	—
Other derivatives	—	—	—	—	—	12	—	—
Total	197	11 264	(299)	9 342	156	13 924	(295)	10 986
(1)Included in other current financial and firm commitment assets and other financial and firm commitment liabilities in the statement of financial position.
(2)Includes the gross amount of all notional values for contracts that have not yet been settled or canceled. The amount of notional value outstanding is not necessarily a measure or indication of market risk as the exposure of certain contracts may be offset by that of other contracts.
(3)Cross-currency swaps have been designated partly as fair value hedges and partly as cash flow hedges.
(4)Embedded derivatives are related to customer contracts.

To manage interest rate and foreign exchange risks related to Nokia’s interest-bearing liabilities, Nokia has designated the following cross-currency swaps as hedges under both fair value hedge accounting and cash flow hedge accounting, and interest rate swaps as hedges under fair value hedge accounting at 31 December:

				Notional (million in currency)		Fair value EURm
Entity	Instrument	Currency	Maturity	2024	2023	2024	2023
Nokia Corporation	Interest rate swaps	EUR	3/2024	—	378	—	2
Nokia Corporation	Interest rate swaps	EUR	5/2025	292	292	3	—
Nokia Corporation	Interest rate swaps	EUR	3/2026	630	630	(1)	(13)
Nokia Corporation	Cross-currency swaps	USD	6/2027	500	500	9	(28)
Nokia Corporation	Interest rate swaps	EUR	5/2028	500	500	(7)	(13)
Nokia Corporation	Interest rate swaps	EUR	8/2031	500	500	22	20
Nokia Corporation	Cross-currency swaps	USD	5/2039	500	500	(92)	(116)
Total						(66)	(148)